Document and Entity Information	Dec. 31, 2024
Prospectus [Line Items]
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Registrant CIK	0000357059
SEC Form	485BPOS
Period end date	Dec. 31, 2024
Investment Company Type	N-1A
Amendment Flag	false